Commitments	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 8. Commitments

During the three months ended October 31, 2015 and 2014, KMDA has provided office space and certain administrative functions to the Company. The services provided include a furnished executive suite, use of office equipment and supplies, accounting and bookkeeping services, treasury and cash management services, financial reporting, and other support staffing requirements. As a part of the services provided to the Company, KMDA receives the advances from the lender (See Note 5.) and disburses those funds to the Company. During the three months ending October 31, 2015 and 2014, KMDA billed the Company $47,626 and $31,791, respectively, for those services. At October 31, 2015, no amounts were owed for these services.

We rent office space in Las Vegas, Nevada; Houston, Texas and Vancouver, British Columbia. We also rent warehouse space in Houston, Texas. All leases are short-term with expiration dates of one year or less from the origination date.

Note 9. Commitments

During the years ended July 31, 2015 and 2014, KM Delaney & Assoc. (“KMDA”) has provided office space and certain administrative functions to the Company. The services provided include a furnished executive suite, use of office equipment and supplies, accounting and bookkeeping services, treasury and cash management services, financial reporting, and other support staffing requirements. As a part of the services provided to the Company, KMDA receives the advances from the lender (See Note 7.) and disburses those funds to the Company. During the years ended July 31, 2015 and 2014, KMDA billed the Company $198,858 and $169,061, respectively, for those services. At July 31, 2015, no amounts were owed for these services.

We rent office space in Las Vegas, Nevada; Houston, Texas and Vancouver, British Columbia. We also rent warehouse space in Houston, Texas. All leases are short-term with expiration dates of one year or less from the origination date.